Income Tax - Summary of Accumulated Recognized and Unrecognized Tax Losses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	€ 88,264	€ 78,744	€ 89,711
Within one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax			2,683
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	25,352	3,517	3,490
After 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	35,164	28,146	25,817
Over 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated recognized and unrecognized tax	€ 27,748	€ 47,081	€ 57,721